Long term debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31, 2017	December 31, 2016

Long-term debt, net of unamortized debt issuance costs and discount	$40,000	$19,391
Less: current portion	-	-
Long-term debt, net of unamortized debt issuance costs and discount	$40,000	$19,391

Schedule of Maturities of Long-term Debt [Table Text Block]

2018	$-
2019	-
2020	15,292
2021	20,389
2022	8,359

Total repayments	$44,040